AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 134.1%
	ADVERTISING — 1.7%
246	Omnicom Group, Inc.[1]	$18,241
	AEROSPACE/DEFENSE — 2.6%
44	L3Harris Technologies, Inc.[1]	8,918
54	Northrop Grumman Corp.[1]	17,476
28	Raytheon Technologies Corp.[1]	2,164
		28,558
	AGRICULTURE — 3.1%
420	Altria Group, Inc.[1]	21,487
142	Philip Morris International, Inc.[1]	12,601
		34,088
	AIRLINES — 0.3%
44	Alaska Air Group, Inc.[1]	3,045
	APPAREL — 0.4%
97	Capri Holdings Ltd.*,1,2	4,947
	BEVERAGES — 2.6%
34	Constellation Brands, Inc. - Class A1	7,752
52	Molson Coors Beverage Co. - Class B1	2,660
127	PepsiCo, Inc.[1]	17,964
		28,376
	BIOTECHNOLOGY — 5.9%
44	Amgen, Inc.[1]	10,948
51	Biogen, Inc.*,1	14,267
216	Gilead Sciences, Inc.[1]	13,960
33	Incyte Corp.*,1	2,682
26	Regeneron Pharmaceuticals, Inc.*,1	12,302
49	Vertex Pharmaceuticals, Inc.*,1	10,529
		64,688
	COMMERCIAL SERVICES — 1.3%
345	H&R Block, Inc.[1]	7,521
38	Verisk Analytics, Inc.[1]	6,714
		14,235
	COSMETICS/PERSONAL CARE — 3.9%
232	Colgate-Palmolive Co.[1]	18,289
21	Estee Lauder Cos., Inc. - Class A1	6,108
135	Procter & Gamble Co.[1]	18,283
		42,680

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DISTRIBUTION/WHOLESALE — 0.7%
37	Copart, Inc.*,1	$4,018
11	Pool Corp.[1]	3,798
		7,816
	DIVERSIFIED FINANCIAL SERVICES — 6.2%
185	Cboe Global Markets, Inc.[1]	18,258
68	CME Group, Inc.[1]	13,888
178	Intercontinental Exchange, Inc.[1]	19,879
91	Nasdaq, Inc.[1]	13,419
125	Western Union Co.[1]	3,082
		68,526
	ELECTRIC — 2.5%
94	DTE Energy Co.[1]	12,515
39	Entergy Corp.[1]	3,879
68	Evergy, Inc.[1]	4,048
74	NRG Energy, Inc.[1]	2,792
132	PPL Corp.[1]	3,807
		27,041
	ENVIRONMENTAL CONTROL — 3.7%
200	Republic Services, Inc.[1]	19,870
159	Waste Management, Inc.[1]	20,514
		40,384
	FOOD — 16.1%
357	Campbell Soup Co.[1]	17,947
407	Conagra Brands, Inc.[1]	15,303
294	General Mills, Inc.[1]	18,028
119	Hershey Co.[1]	18,821
304	Hormel Foods Corp.[1]	14,525
61	J M Smucker Co.[1]	7,718
226	Kellogg Co.[1]	14,306
459	Kroger Co.[1]	16,520
259	Lamb Weston Holdings, Inc.[1]	20,067
119	McCormick & Co., Inc.[1]	10,610
38	Sysco Corp.[1]	2,992
270	Tyson Foods, Inc. - Class A1	20,061
		176,898
	GAS — 0.7%
345	NiSource, Inc.[1]	8,318
	HEALTHCARE-PRODUCTS — 3.2%
36	ABIOMED, Inc.*,1	11,474

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
15	Danaher Corp.[1]	$3,376
19	ResMed, Inc.[1]	3,687
67	STERIS PLC[1,2]	12,762
8	Thermo Fisher Scientific, Inc.[1]	3,651
		34,950
	HEALTHCARE-SERVICES — 4.2%
128	Centene Corp.*,1	8,180
25	HCA Healthcare, Inc.[1]	4,709
19	Humana, Inc.[1]	7,966
29	Quest Diagnostics, Inc.[1]	3,722
58	UnitedHealth Group, Inc.[1]	21,580
		46,157
	HOME BUILDERS — 1.2%
2	NVR, Inc.*,1	9,422
78	PulteGroup, Inc.[1]	4,090
		13,512
	HOUSEHOLD PRODUCTS/WARES — 4.8%
209	Church & Dwight Co., Inc.[1]	18,256
89	Clorox Co.[1]	17,167
125	Kimberly-Clark Corp.[1]	17,381
		52,804
	INSURANCE — 13.8%
271	Aflac, Inc.[1]	13,870
148	Allstate Corp.[1]	17,005
54	Aon PLC - Class A1,2	12,426
173	Arthur J. Gallagher & Co.[1]	21,585
67	Berkshire Hathaway, Inc. - Class B*,1	17,116
76	Cincinnati Financial Corp.[1]	7,835
15	Everest Re Group Ltd.[1,2]	3,717
50	Hartford Financial Services Group, Inc.[1]	3,340
91	Marsh & McLennan Cos., Inc.[1]	11,084
207	Progressive Corp.[1]	19,791
26	Travelers Cos., Inc.[1]	3,910
86	Willis Towers Watson PLC[1,2]	19,684
		151,363
	INTERNET — 1.2%
25	F5 Networks, Inc.*,1	5,215
38	VeriSign, Inc.*,1	7,553
		12,768

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS — 1.7%
922	Cabot Oil & Gas Corp.[1]	$17,315
73	Occidental Petroleum Corp.[1]	1,943
		19,258
	PACKAGING & CONTAINERS — 0.3%
313	Amcor PLC[1,2]	3,656
	PHARMACEUTICALS — 11.1%
159	AbbVie, Inc.[1]	17,207
36	AmerisourceBergen Corp.[1]	4,250
295	Bristol-Myers Squibb Co.[1]	18,623
61	Cigna Corp.[1]	14,746
273	CVS Health Corp.[1]	20,538
72	Eli Lilly and Co.[1]	13,451
119	Johnson & Johnson[1]	19,558
72	McKesson Corp.[1]	14,043
		122,416
	REITS — 1.8%
80	Public Storage - REIT[1]	19,741
	RETAIL — 18.6%
3	AutoZone, Inc.*,1	4,213
42	Costco Wholesale Corp.[1]	14,804
27	Darden Restaurants, Inc.[1]	3,834
92	Dollar General Corp.[1]	18,641
106	Dollar Tree, Inc.*,1	12,133
19	Domino's Pizza, Inc.[1]	6,988
180	Gap, Inc.*,1	5,360
179	L Brands, Inc.[1]	11,073
197	Macy's, Inc.[1]	3,189
70	McDonald's Corp.[1]	15,690
87	Nordstrom, Inc.[1]	3,295
16	O'Reilly Automotive, Inc.*,1	8,116
96	Ross Stores, Inc.[1]	11,511
76	Starbucks Corp.[1]	8,304
88	Target Corp.[1]	17,430
172	TJX Cos., Inc.[1]	11,378
32	Tractor Supply Co.[1]	5,667
343	Walgreens Boots Alliance, Inc.[1]	18,831
130	Walmart, Inc.[1]	17,658
65	Yum! Brands, Inc.[1]	7,032
		205,147

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 2.1%
12	Broadcom, Inc.[1]	$5,564
272	Intel Corp.[1]	17,408
		22,972
	SOFTWARE — 10.5%
182	Activision Blizzard, Inc.[1]	16,926
172	Akamai Technologies, Inc.*,1	17,527
202	Cerner Corp.[1]	14,520
106	Citrix Systems, Inc.[1]	14,878
26	Electronic Arts, Inc.[1]	3,519
72	Jack Henry & Associates, Inc.[1]	10,924
252	Oracle Corp.[1]	17,683
111	Take-Two Interactive Software, Inc.*,1	19,614
		115,591
	TELECOMMUNICATIONS — 4.5%
571	AT&T, Inc.[1]	17,284
154	Juniper Networks, Inc.[1]	3,901
90	Motorola Solutions, Inc.[1]	16,925
201	Verizon Communications, Inc.[1]	11,688
		49,798
	TRANSPORTATION — 3.4%
199	C.H. Robinson Worldwide, Inc.[1]	18,991
170	Expeditors International of Washington, Inc.[1]	18,307
		37,298
	TOTAL COMMON STOCKS
	(Cost $1,277,189)	1,475,272

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.7%
$19,403	UMB Money Market Fiduciary, 0.01%[3]	$19,403
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $19,403)	19,403
	TOTAL INVESTMENTS — 135.8%
	(Cost $1,296,592)	1,494,675
	Liabilities in Excess of Other Assets — (35.8)%	(394,348)
	TOTAL NET ASSETS — 100.0%	$1,100,327

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for line of credit borrowings.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.